UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02896
Exact name of registrant as specified in charter:	Dryden High Yield Fund, Inc.
Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102
Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102
Registrant’s telephone number, including area code:	800-225-1852
Date of fiscal year end:	8/31/2009
Date of reporting period:	5/31/2009

Item 1.	Schedule of Investments

Dryden High Yield Fund, Inc.

Schedule of Investments

as of May 31, 2009 (Unaudited)

	Moody’s Rating† (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 96.1%
ASSET BACKED SECURITIES 0.2%
Centurion CDO Vll Ltd. (Cayman Islands), Ser. 2004 -7A, Cl. D1 (original cost $5,000,000; purchased 4/14/04)(b)(i)(k)	B3	12.09%	1/30/16	$5,000	$200,000
CSAM Funding Corp. (Cayman Islands), Sub. Notes, Cl. D-2, 144A(i)(j)(k)	Caa2	7.404	3/29/16	7,000	420,000
Golden Knight CDO Corp., (Cayman Islands) Ser. 2007-2A, 144A(i)(j)	Aa2	1.521	4/15/19	3,750	637,500
Landmark lV CDO Ltd. (Cayman Islands) (original cost $3,433,049; purchased 9/23/04)(b)(i)(j)(k)	B3	7.47	12/15/16	3,433	134,919
Liberty Square Ltd. (Cayman Islands), Ser. 2001-2A, Cl. D, 144A (i)(j)(k)	C	8.825	6/15/13	2,916	648,585

Total asset backed securities					2,041,004

CORPORATE BONDS 95.8%
Aerospace/Defense 1.3%
Esterline Technologies Corp., Gtd. Notes	B1	7.75	6/15/13	3,150	3,047,625
L-3 Communications Corp.,
Gtd. Notes	Ba3	6.125	1/15/14	1,000	920,000
Gtd. Notes	Ba3	7.625	6/15/12	4,675	4,669,156
Moog, Inc.,
Sr. Sub. Notes	Ba3	6.25	1/15/15	2,000	1,850,000
Sr. Sub. Notes, 144A	Ba3	7.25	6/15/18	3,725	3,501,500

					13,988,281

Airlines 0.4%
American Airlines, Inc., Pass-thru Certs., Ser. 91-A2	Caa1	10.18	1/2/13	1,621	810,627
AMR Corp., Sr. Unsec’d. Notes	CCC+(a)	10.40	3/10/11	4,450	2,447,500
Continental Airlines, Inc., Pass-thru Certs., Ser. 981B	Ba2	6.748	3/15/17	619	452,006

					3,710,133

Automotive 2.6%
Ford Motor Co., Bank Loan(k)	Caa1	3.613	12/15/13	7,852	5,557,921
Ford Motor Credit Co.,
Sr. Unsec’d. Notes	Caa1	7.25	10/25/11	7,655	6,606,028
Sr. Unsec’d. Notes	Caa1	7.375	2/1/11	820	746,676
Sr. Unsec’d. Notes(f)	Caa1	7.875	6/15/10	3,455	3,288,580
Goodyear Tire & Rubber Co., Sr. Unsec’d. Notes	B1	10.50	5/15/16	3,250	3,233,750
Lear Corp., Bank Loan(k)	Caa1	3.163	4/25/12	4,000	2,646,668

Gtd. Notes	Caa2	5.75	8/1/14	1,450	503,875
Gtd. Notes	Caa2	8.75	12/1/16	1,800	468,000
TRW Automotive, Inc., Gtd. Notes, 144A	Caa2	7.25	3/15/17	5,375	3,762,500
Visteon Corp., Sr. Unsec’d. Notes(e)(k)	D(a)	7.00	3/10/14	2,190	109,500

					26,923,498

Banking 0.2%
HSBK Europe (Netherlands), Gtd. Notes, 144A (original cost 4,462,560; purchased 4/25/07)(b)(i)	Ba2	7.25	5/3/17	4,500	2,610,000

Building Materials & Construction 2.5%
Centex Corp.,
Sr. Unsec’d. Notes	Ba3	4.55	11/1/10	2,800	2,730,000
Sr. Unsec’d. Notes	Ba3	5.70	5/15/14	1,675	1,494,938
Sr. Unsec’d. Notes	Ba3	5.80	9/15/09	1,150	1,150,000
D.R. Horton, Inc.,
Gtd. Notes	Ba3	5.625	9/15/14	500	425,000
Gtd. Notes	Ba3	6.00	4/15/11	2,250	2,165,625
Gtd. Notes	Ba3	7.875	8/15/11	3,000	2,985,000
KB HOME, Gtd. Notes	Ba3	6.375	8/15/11	10,400	9,983,999
Nortek, Inc., Sr. Sub. Notes	Caa3	8.50	9/1/14	1,840	487,600
Owens Corning, Inc., Gtd. Notes	Ba1	6.50	12/1/16	1,700	1,479,104
Ryland Group, Inc., Gtd. Notes	Ba3	6.875	6/15/13	3,000	2,865,000

					25,766,266

Cable 5.0%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes(e)(f)	NR	8.75	11/15/13	3,500	3,202,500
Charter Communications Holding LLC, (e)
Bank Loan(k)	B1	6.337	9/6/14	7,406	6,276,796
Gtd. Notes	D(a)	10.00	5/15/14	983	8,601
Gtd. Notes, 144A	NR	10.25	10/1/13	1,800	1,665,000
Gtd. Notes	NR	11.125	1/15/14	4,434	38,798
Gtd. Notes	NR	13.50	1/15/14	50	438
CSC Holdings, Inc.,
Bank Loan(k)	Baa3	1.344	2/24/12	2,645	2,523,079
Sr. Unsec’d. Notes	Ba3	6.75	4/15/12	425	410,125
Sr. Unsec’d. Notes, Ser. B	Ba3	7.625	4/1/11	1,525	1,521,188
Sr. Unsec’d. Notes	Ba3	7.625	7/15/18	810	753,300
Sr. Unsec’d. Notes	Ba3	7.875	2/15/18	725	683,313
Sr. Unsec’d. Notes, 144A	Ba3	8.50	6/15/15	450	443,250
Sr. Unsec’d. Notes, 144A(f)	Ba3	8.625	2/15/19	2,950	2,894,688
DirecTV Holdings LLC, Gtd. Notes	Ba3	8.375	3/15/13	1,250	1,259,375
Echostar DBS Corp.,
Gtd. Notes	Ba3	7.125	2/1/16	2,085	1,918,200
Gtd. Notes(f)	Ba3	7.75	5/31/15	1,525	1,441,125
Mediacom Broadband LLC, Sr. Unsec’d. Notes(f)	B3	8.50	10/15/15	1,750	1,592,500
Mediacom LLC, Sr. Unsec’d. Notes(f)	B3	9.50	1/15/13	591	564,405
Newsday LLC, Bank Loan(k)	B1	9.75	8/1/13	6,000	5,984,999
Shaw Communications, Inc. (Canada),
Sr. Unsec’d. Notes(i)	Baa3	7.20	12/15/11	300	306,000
Sr. Unsec’d. Notes(i)	Baa3	8.25	4/11/10	325	331,500
UPC Holding (Netherlands), Sr. Unsec’d. Notes, 144A(i)	B2	9.875	4/15/18	5,300	5,114,500

Videotron Ltee (Canada), (i)
Gtd. Notes	Ba2	6.375	12/15/15	4,225	3,823,625
Gtd. Notes	Ba2	6.875	1/15/14	1,870	1,767,150
Gtd. Notes	Ba2	9.125	4/15/18	740	765,900
Gtd. Notes, 144A	BB-(a)	9.125	4/15/18	2,400	2,484,000
Virgin Media Finance PLC (United Kingdom) (i)
Gtd. Notes(f)	B2	9.125	8/15/16	1,125	1,085,625
Gtd. Notes	B2	9.50	8/15/16	3,000	2,867,220

					51,727,200

Capital Goods 9.9%
Actuant Corp., Gtd. Notes	Ba2	6.875	6/15/17	2,975	2,662,625
ALH Finance LLC, Gtd. Notes(f)	Caa1	8.50	1/15/13	5,100	4,513,500
Allied Waste North America, Inc., Sr. Sec’d. Notes	Baa3	7.25	3/15/15	3,705	3,705,000
Ashtead Capital, Inc., Sec’d. Notes, 144A	B2	9.00	8/15/16	6,860	5,076,400
Ashtead Holdings PLC (United Kingdom), Sec’d. Notes, 144A(i)	B2	8.625	8/1/15	3,450	2,587,500
Baldor Electric Co., Gtd. Notes(f)	B3	8.625	2/15/17	3,605	3,280,550
Blount, Inc., Gtd. Notes	B2	8.875	8/1/12	7,585	7,547,074
Capital Safety Group Ltd., (k)
Bank Loan	B2	2.319	7/20/15	2,728	2,121,273
Bank Loan	B2	3.069	7/20/16	7,272	5,653,727
Columbus McKinnon Corp., Gtd. Notes	B1	8.875	11/1/13	4,745	4,697,550
ERAC USA Finance Co., 144A (original cost $1,855,500; purchased 5/1/09-5/6/09)(b)(k)	Baa2	5.60	5/1/15	2,300	1,962,096
ERAC USA Finance Co., 144A (original cost $2,254,500; purchased 5/6/09-5/8/09)(b)(k)	Baa2	5.90	11/15/15	2,775	2,379,604
Hertz Corp., Gtd. Notes(f)	B1	8.875	1/1/14	8,460	7,698,599
Interline Brands, Inc., Gtd. Notes	B3	8.125	6/15/14	3,050	2,912,750
Johnson Diversey Holding, Inc.,
Gtd. Notes, Ser. B(f)	B2	9.625	5/15/12	1,450	1,413,750
Sr. Disc. Notes	Caa1	10.67	5/15/13	6,120	4,804,200
Mobile Mini, Inc., Gtd. Notes	B2	6.875	5/1/15	2,500	2,043,750
RBS Global, Inc. and Rexnord Corp., Gtd. Notes(f)	Caa2	9.50	8/1/14	6,235	5,206,225
Rental Service Corp., Gtd. Notes(f)	Caa1	9.50	12/1/14	7,255	5,658,900
SPX Corp.,
Sr. Unsec’d. Notes	Ba2	7.50	1/1/13	1,750	1,699,688
Sr. Unsec’d. Notes	Ba2	7.625	12/15/14	5,600	5,432,000
Stena AB (Sweden), Sr. Unsec’d. Notes(i)	Ba2	7.50	11/1/13	6,360	4,960,800
Terex Corp.,
Gtd. Notes	Ba3	7.375	1/15/14	1,000	917,500
Sr. Sub. Notes	Caa1	8.00	11/15/17	7,400	5,994,000
Sr. Unsec’d. Notes	B2	10.875	6/1/16	2,000	1,952,660
UCAR Finance, Inc., Gtd. Notes	Ba3	10.25	2/15/12	336	313,320
United Rentals North America, Inc., Gtd. Notes(f)	B2	6.50	2/15/12	4,255	3,978,425
Valmont Industries, Inc., Gtd. Notes	Ba2	6.875	5/1/14	2,005	1,909,763

					103,083,229

Chemicals 1.6%
Ashland, Inc., Bank Loan(k)	Ba1	7.65	5/13/14	1,986	1,983,557
Huntsman Co. LLC, Sec’d. Notes	Ba1	11.625	10/15/10	4,975	5,049,625
Huntsman International LLC, Gtd. Notes	Ba3	11.50	7/15/12	660	627,000
Koppers, Inc., Sr. Sec’d. Notes(f)	Ba3	9.875	10/15/13	5,429	5,272,916
Mometive Performance Materials, Inc., Gtd. Notes	Caa2	9.75	12/1/14	3,965	1,506,700

Mosaic Co., Sr. Unsec’d. Notes 144A	Baa3	7.625	12/1/16	650	646,750
Nalco Co., Sr. Notes, 144A(f)	Ba2	8.25	5/15/17	425	427,125
Sabic Innovative Plastic Holdings, Bank Loan(k)	Ba2	2.819	8/29/14	1,500	1,050,000

					16,563,673

Consumer 2.4%
Corrections Corp. of America, Gtd. Notes	Ba2	7.75	6/1/17	2,200	2,156,000
Jarden Corp., Gtd. Notes	B2	8.00	5/1/16	1,525	1,475,438
Mac-Gray Corp., Gtd. Notes	B3	7.625	8/15/15	1,925	1,809,500
Realogy Corp.,
Gtd. Notes	Ca	10.50	4/15/14	9,875	3,629,063
Gtd. Notes, PIK	Ca	11.00	4/15/14	6,968	1,637,387
Gtd. Notes	Ca	12.375	4/15/15	1,850	462,500
Service Corp. International,
Sr. Unsec’d. Notes	B1	6.75	4/1/16	4,100	3,771,999
Sr. Unsec’d. Notes	B1	7.00	6/15/17	2,025	1,847,813
Sr. Unsec’d. Notes	B1	7.375	10/1/14	650	625,625
Sr. Unsec’d. Notes	B1	7.875	2/1/13	450	429,750
Stewart Enterprises, Inc., Gtd. Notes	Ba3	6.25	2/15/13	5,950	5,384,749
Ticketmaster, Gtd. Notes, 144A	Ba3	10.75	7/28/16	2,800	2,240,000

					25,469,824

Electric 7.6%
AES Corp.,
Sr. Sec’d. Notes, 144A	Ba3	8.75	5/15/13	2,199	2,237,483
Sr. Unsec’d. Notes(f)	B1	7.75	3/1/14	1,850	1,762,125
Sr. Unsec’d. Notes(f)	B1	7.75	10/15/15	2,400	2,232,000
Sr. Unsec’d. Notes(f)	B1	8.00	10/15/17	1,575	1,464,750
Sr. Unsec’d. Notes	B1	8.00	6/1/20	650	572,000
AES Eastern Energy LP, Pass-thru Certs., Ser. A	Ba1	9.00	1/2/17	7,764	7,220,450
Calpine Corp., Bank Loan(k)	B2	4.095	3/29/14	2,700	2,330,016
CMS Energy Corp., Sr. Unsec’d. Notes(f)	Ba1	8.50	4/15/11	1,200	1,212,018
Dynegy Roseton/Danskammer Pass-thru Trust, Ser. B	B2	7.67	11/8/16	6,000	5,070,000
Dyn-Rstn/Dnkm PT., Series A, Pass-thru Certs.	B2	7.27	11/8/10	238	232,217
Midwest Generation LLC, Pass-thru Certs., Ser. B	Baa3	8.56	1/2/16	2,045	1,983,903
Mirant America’s Generation LLC,
Sr. Unsec’d. Notes	B3	8.30	5/1/11	2,350	2,338,250
Sr. Unsec’d. Notes	B3	8.50	10/1/21	650	539,500
Mirant Corp., Sr. Notes, 144A(k)	NR	7.40	7/15/49	2,600	2,600
Mirant Mid Atlantic LLC,
Pass-thru Certs.	Ba1	8.625	6/30/12	325	318,936
Pass-thru Certs.	Ba1	9.125	6/30/17	1,297	1,251,668
Mirant North America LLC, Series WI, Gtd. Notes(f)	B1	7.375	12/31/13	4,675	4,476,313
Nevada Power Co., Gen. & Ref. Mtg. Bkd., Ser. A	Baa3	8.25	6/1/11	2,465	2,601,726
NRG Energy, Inc.,
Gtd. Notes	B1	7.25	2/1/14	4,625	4,428,438
Gtd. Notes	B1	7.375	2/1/16	2,875	2,706,094
Orion Power Holdings, Inc., Sr. Unsec’d. Notes	Ba3	12.00	5/1/10	7,410	7,650,825
PSEG Energy Holdings LLC., Sr. Unsec’d. Notes	Ba3	8.50	6/15/11	5,675	5,703,591
RRI Energy, Inc., Sr. Sec’d. Notes	Ba3	6.75	12/15/14	1,050	1,010,625

Sierra Pacific Resources., Sr. Unsec’d. Notes	Ba3	6.75	8/15/17	675	594,991
Sithe Independance Funding Corp., Sr. Sec’d. Notes	Ba2	9.00	12/30/13	3,364	3,306,123
Tenaska Alabama Partners LP, Sr. Sec’d. Notes, 144A (original cost $2,301,416; purchased 3/31/06-9/3/08)(b)(k)	Ba2	7.00	6/30/21	2,419	1,958,058
Texas Competitive Electric Holdings Co. LLC,
Bank Loan(k)	B1	3.881	10/10/14	20,073	13,719,790
Gtd. Notes, PIK	Caa1	10.50	11/1/16	1,743	697,125

					79,621,615

Energy - Integrated 0.2%
TNK-BP Finance (Luxembourg), Gtd. Notes 144A (original cost $2,191,807; purchased 7/13/06)(b)(i)	Baa2	7.50	7/18/16	2,200	1,826,000

Energy - Other 5.7%
Compagnie Generale de Geophysique-Veritas (France), (i)
Gtd. Notes	Ba3	7.50	5/15/15	645	590,175
Gtd. Notes	Ba3	7.75	5/15/17	1,015	893,200
Denbury Resources, Inc., Gtd. Notes	B1	9.75	3/1/16	2,775	2,830,500
McMoRan Exploration Co., Gtd. Notes	Caa1	11.875	11/15/14	6,700	5,192,500
Newfield Exploration Co.,
Sr. Sub. Notes	Ba3	6.625	9/1/14	3,158	2,905,360
Sr. Sub. Notes	Ba3	6.625	4/15/16	4,050	3,665,250
Sr. Sub. Notes	Ba3	7.125	5/15/18	675	607,500
Opti Canada, Inc. (Canada), (i)
Sec’d. Notes	B3	7.875	12/15/14	6,025	4,066,875
Sec’d. Notes	B3	8.25	12/15/14	2,450	1,690,500
Parker Drilling Co., Gtd. Notes	B2	9.625	10/1/13	900	787,500
Petrohawk Energy Corp.,
Gtd. Notes	B3	7.875	6/1/15	3,400	3,153,500
Gtd. Notes(f)	B3	9.125	7/15/13	3,225	3,168,563
Sr. Notes, 144A	B3	10.50	8/1/14	200	205,000
Petroplus Finance Ltd. (Bermuda), 144A(i)
Gtd. Notes	B1	6.75	5/1/14	7,975	6,659,125
Gtd. Notes	B1	7.00	5/1/17	3,075	2,506,125
Pioneer Natural Resource Co.,
Gtd. Notes	Ba1	5.875	7/15/16	1,050	913,500
Sr. Unsec’d. Notes	Ba1	6.65	3/15/17	8,000	7,016,495
Sr. Unsec’d. Notes	Ba1	6.875	5/1/18	3,225	2,816,583
Plains Exploration & Production Co.,
Gtd. Notes	B1	7.625	6/1/18	1,600	1,412,000
Gtd. Notes(f)	B1	7.75	6/15/15	3,425	3,193,813
Gtd. Notes(f)	B1	10.00	3/1/16	1,200	1,197,000
SandRidge Energy, Inc., Gtd. Notes, 144A	B3	8.00	6/1/18	5,375	4,541,875

					60,012,939

Foods 2.7%
Ahold Finance USA, Inc., Gtd. Notes	Baa3	8.25	7/15/10	1,330	1,356,334
Albertson’s, Inc.,
Sr. Unsec’d. Notes	Ba3	7.50	2/15/11	1,575	1,582,875
Sr. Unsec’d. Notes(f)	Ba3	8.35	5/1/10	1,600	1,636,000
Sr. Unsec’d. Notes	Ba3	8.70	5/1/30	1,230	1,131,600

Amer Stores Co., Sr. Unsec’d. Notes	Ba3	8.00	6/1/26	875	784,219
Aramark Corp.,
Gtd. Notes(j)	B3	4.528	2/1/15	2,450	1,972,250
Gtd. Notes(f)	B3	8.50	2/1/15	1,790	1,707,213
Carrols Corp., Gtd. Notes	B3	9.00	1/15/13	130	121,875
Del Monte Corp., Gtd. Notes(f)	B1	8.625	12/15/12	2,300	2,311,500
Dole Food, Inc., Gtd. Notes	Caa2	7.25	6/15/10	675	659,813
Ingles Markets, Inc., Sr. Unsec’d. Notes, 144A	B1	8.875	5/15/17	4,225	4,166,905
Stater Brothers Holdings, Gtd. Notes(f)	B2	7.75	4/15/15	1,600	1,532,000
Supervalu, Inc., (f)
Sr. Unsec’d. Notes(f)	Ba3	7.50	5/15/12	675	675,000
Sr. Unsec’d. Notes(f)	Ba3	8.00	5/1/16	3,750	3,675,000
Tyson Foods, Inc.,
Gtd. Notes	Ba3	7.85	4/1/16	1,825	1,717,880
Sr. Unsec’d. Notes, 144A(f)	Ba3	10.50	3/1/14	3,425	3,630,500

					28,660,964

Gaming 4.6%
Ameristar Casinos, Inc., Sr. Unsec’d. Notes, 144A	B2	9.25	6/1/14	3,625	3,661,250
CCM Merger, Inc., Notes, 144A (original cost $10,589,125; purchased 7/14/05-8/21/08)(b)	Caa3	8.00	8/1/13	11,235	7,752,150
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Sr. Sec’d. Notes, 144A (original cost $2,437,500; purchased 9/27/07)(b)(k)	Caa1	12.00	10/15/15	2,500	1,350,000
Fontainebleau Las Vegas Holdings LLC, Mortgaged Backed, 144A (original cost $5,068,188; purchased 5/24/07-6/20/07)(b)(e)(k)	Ca	11.00	6/15/15	5,025	226,125
Harrah’s Operating Co., Inc., 144A
Sr. Sec’d. Notes,	CC(a)	10.00	12/15/18	12,821	8,558,017
Sr. Unsec’d. Notes,	CC(a)	10.00	12/15/18	2,966	1,979,805
Isle of Capri Casinos, Inc., Gtd. Notes	Caa1	7.00	3/1/14	3,257	2,524,175
Mandalay Resort Group, Gtd. Notes	Ca	9.375	2/15/10	450	428,625
MGM Mirage, Inc.,
Gtd. Notes, 144A(f)	Caa2	6.625	7/15/15	3,500	2,261,875
Gtd. Notes	Caa2	8.50	9/15/10	125	117,500
Sr. Sec’d. Notes, 144A(f)	B1	10.375	5/15/14	1,250	1,287,500
Sr. Sec’d. Notes(f)	B1	11.125	11/15/17	3,350	3,509,125
Sr. Sec’d. Notes, 144A	B1	13.00	11/15/13	4,030	4,402,775
Mohegan Tribal Gaming Authority, Sr. Sub. Notes	Caa2	8.00	4/1/12	3,435	2,584,838
Motorcity Casino, Bank Loan(k)	B3	8.50	7/13/12	1,673	1,267,594
Pinnacle Entertainment, Inc., Gtd. Notes	B3	7.50	6/15/15	2,075	1,732,625
Pokagon Gaming Authority, Sr. Notes, 144A	B2	10.375	6/15/14	1,200	1,158,000
River Rock Entertainment Authority (The), Sr. Sec’d. Notes (original cost $983,188; purchased 10/12/07-2/18/09)(b)(k)	B2	9.75	11/1/11	1,250	912,500
Seneca Gaming Corp., Sr. Unsec’d. Notes(f)	Ba2	7.25	5/1/12	1,000	810,000
Shingle Springs Tribal Gaming Authority, Sr. Notes, 144A (original cost $2,136,000; purchased 6/22/07-12/20/07)(b)(k)	Caa1	9.375	6/15/15	2,175	1,261,500
Station Casinos, Inc.,
Sr. Unsec’d. Notes	Ca	6.00	4/1/12	34	12,114
Sr. Sub. Notes	C	6.50	2/1/14	2,655	79,650
Sr. Sub Notes	C	6.625	3/15/18	1,735	52,050

					47,929,793

Health Care & Pharmaceutical 15.7%
Accellent, Inc., Gtd. Notes	Caa3	10.50	12/1/13	12,705	10,036,949
Alliance Imaging, Inc., Sr. Sub. Notes(f)	B3	7.25	12/15/12	1,335	1,308,300
Apria Healthcare Group, Inc., Sr. Sec’d. Notes, 144A	Ba2	11.25	11/1/14	5,520	5,368,200
Biomet, Inc.,
Gtd. Notes, PIK	B3	10.375	10/15/17	6,125	5,818,750
Gtd. Notes(f)	Caa1	11.625	10/15/17	10,640	10,480,399
BIO-RAD Laboratories, Inc.,
Sr. Sub. Notes	Ba3	6.125	12/15/14	1,875	1,725,000
Sr. Sub. Notes	Ba3	7.50	8/15/13	600	592,500
Sr. Sub. Noes, 144A	Ba3	8.00	9/15/16	1,250	1,253,125
Boston Scientific Corp., Sr. Unsec’d. Notes	Ba1	6.25	11/15/15	4,500	4,095,000
Catalent Pharma Solutions, Inc., Gtd. Notes(f)	Caa1	9.50	4/15/15	5,450	2,098,250
Community Health Systems, Inc., Gtd. Notes(f)	B3	8.875	7/15/15	5,035	4,978,356
Elan Finance PLC (Ireland),(i)
Gtd. Notes	B3	7.75	11/15/11	945	850,500
Gtd. Notes	B3	8.875	12/1/13	600	516,000
FMC Finance III SA (Luxembourg), Gtd. Notes(i)	Ba2	6.875	7/15/17	650	620,750
Fresenius Med. Care Capital Trust, Gtd. Notes	Ba3	7.875	6/15/11	410	408,975
HCA, Inc.,
Bank Loan(k)	Ba3	3.22	11/17/12	8,454	7,563,689
Notes	Caa1	7.69	6/15/25	840	501,665
Notes, MTN	Caa1	9.00	12/15/14	4,000	3,147,984
Sr. Sec’d. Notes, PIK(f)	B2	9.625	11/15/16	6,854	6,562,705
Sr. Unsec’d. Notes	Caa1	5.75	3/15/14	300	232,500
Sr. Unsec’d. Notes	Caa1	6.25	2/15/13	3,550	2,999,750
Sr. Unsec’d. Notes	Caa1	7.50	11/15/95	1,500	774,515
Sr. Unsec’d. Notes, MTN	Caa1	8.70	2/10/10	550	549,672
Inverness Medica Innovations, Inc., Sr. Sub. Notes	B3	9.00	5/15/16	4,575	4,392,000
Omega Healthcare Investors, Inc.,
Gtd. Notes(f)	Ba3	7.00	4/1/14	3,275	3,013,000
Gtd. Notes	Ba3	7.00	1/15/16	5,132	4,618,800
Omnicare, Inc., Sr. Sub. Notes	B1	6.125	6/1/13	4,750	4,310,625
Psychiatric Solutions, Inc.,
Gtd. Notes	B3	7.75	7/15/15	4,500	4,050,000
Sr. Sub. Notes, 144A	B3	7.75	7/15/15	1,725	1,535,250
PTS Acquisitions Corp., Bank Loan(k)	Ba3	2.569	4/10/14	6,878	5,295,675
Res-Care, Inc., Gtd. Notes	B1	7.75	10/15/13	6,515	5,847,213
Royalty Pharma Finance Trust, Bank Loan(k)	Baa3	7.75	5/15/15	8,350	7,076,625
Select Medical Corp., Gtd. Notes	B3	7.625	2/1/15	2,805	2,215,950
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Ba1	7.875	4/15/15	1,190	1,059,100
Senior Housing Trust, Sr. Unsec’d. Notes	Ba1	8.625	1/15/12	9,855	9,608,625
Skilled Healthcare Group, Inc.,
Bank Loan(k)	B1	2.607	6/15/12	1,995	1,700,583
Gtd. Notes	Caa1	11.00	1/15/14	8,156	8,410,875
Sun Healthcare Group, Inc., Gtd. Notes	B3	9.125	4/15/15	9,300	9,172,125
Surgical Care Affiliates, Inc., Sr. Sub. Notes, 144A (original cost $3,662,000; purchased 6/21/07 - 4/17/09)(b)(k)	Caa1	10.00	7/15/17	4,050	3,240,000
Vanguard Health Holdings Co. II LLC, Sr. Sub. Notes	Caa1	9.00	10/1/14	7,240	7,095,200
Viant Holdings, Inc., Gtd. Notes, 144A (original cost $10,803,512; purchased 6/25/07-2/5/08)(b)(k)	Caa1	10.125	7/15/17	11,406	8,611,530

					163,736,710

Health Care Insurance 0.5%
Coventry Health Care, Inc.,
Sr. Unsec’d. Notes	Ba1	6.125	1/15/15	2,700	2,248,150
Sr. Unsec’d. Notes	Ba1	5.95	3/15/17	4,275	3,249,085

					5,497,235

Lodging & Leisure 1.0%
Felcor Lodging LP, Gtd. Notes	B2	9.00	6/1/11	1,750	1,496,250
Host Hotel & Resorts LP,
Gtd. Notes	Ba1	6.375	3/15/15	1,465	1,252,575
Gtd. Notes	BB+(a)	6.875	11/1/14	1,000	905,000
Gtd. Notes(f)	Ba1	7.125	11/1/13	3,535	3,287,550
Starwood Hotels & Resorts Worldwide, Inc.,
Sr. Unsec’d. Notes(f)	Ba1	7.875	10/15/14	3,275	3,070,313

					10,011,688

Media & Entertainment 2.3%
AMC Entertainment, Inc.,
Gtd. Notes	Caa1	11.00	2/1/16	400	402,000
Sr. Sub. Notes(f)	Caa1	8.00	3/1/14	4,075	3,667,500
Cinemark, Inc., Sr. Disc. Notes	B3	9.75	3/15/14	1,455	1,476,825
Clear Channel Communications Inc.,
Sr. Unsec’d. Notes	Ca	5.50	9/15/14	1,370	212,350
Sr. Unsec’d. Notes	Ca	5.75	1/15/13	4,025	724,500
Sr. Unsec’d. Notes	Ca	6.875	6/15/18	525	77,438
CMP Susquehanna Corp., Gtd. Notes	Ca	9.875	5/15/14	2,100	42,000
Dex Media West LLC, Sr. Sub. Notes(e)(f)	Ca	9.875	8/15/13	9,775	2,101,625
Dex Media, Inc., Sr. Unsec’d. Notes(e)(f)	Ca	8.00	11/15/13	2,645	423,200
Intelsat Subsidiary Holding Co. Ltd., (Bermuda), Gtd. Notes, 144A(f)(i)	B3	8.875	1/15/15	2,500	2,462,500
Lamar Media Corp., Sr. Notes, 144A(f)	Ba3	9.75	4/1/14	1,900	1,957,000
Lin Television Corp., Gtd. Notes(f)	B3	6.50	5/15/13	1,300	900,250
MediaNews Group, Inc., Sr. Sub. Notes	NR	6.875	10/1/13	2,325	17,438
Morris Publishing Group LLC, Gtd. Notes	C	7.00	8/1/13	1,460	54,750
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes(i)	B2	7.75	3/15/16	3,370	2,990,875
Rainbow National Services LLC, Gtd. Notes, 144A	B1	10.375	9/1/14	215	221,719
RH Donnelley, Sr. Disc. Notes(e)	C	6.875	1/15/13	3,000	210,000
Univision Communications, Inc., Gtd. Notes, PIK, 144A	Caa2	9.75	3/15/15	5,490	1,701,900
WMG Acquisition Corp., Sr. Unsec’d. Notes, 144A	Ba2	9.50	6/15/16	4,425	4,419,468

					24,063,338

Metals 3.8%
Aleris International, Inc., Gtd. Notes(e)	NR	9.00	12/15/14	900	3,375
Century Aluminum Co., Gtd. Notes	Ca	7.50	8/15/14	1,510	1,015,475
FMG Finance Pty Ltd. (Australia), 144A(i)
Sr. Sec’d. Notes	B1	10.00	9/1/13	2,983	2,654,870
Sr. Sec’d. Notes	B1	10.625	9/1/16	1,225	1,087,188
Foundation Coal Co., Sr. Unsec’d. Notes	Ba3	7.25	8/1/14	1,450	1,421,000

Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec. Notes(j)	Ba2	4.995	4/1/15	2,800	2,520,000
Sr. Unsec’d. Notes	Ba2	8.375	4/1/17	3,650	3,622,625
Gerdau AmeriSteel Corp. (Canada), Gtd. Notes(i)	Ba1	10.375	7/15/11	3,160	3,239,000
Ispat Inland ULC (Canada), Gtd. Notes(i)	Baa3	9.75	4/1/14	8,343	8,278,641
Metals USA, Inc., Sr. Sec’d. Notes	Caa1	11.125	12/1/15	4,350	3,273,375
Ryerson, Inc., Sr. Unsec’d. Notes	Caa1	12.00	11/1/15	125	84,375
Southern Copper Corp., Sr. Unsec’d. Notes	Baa3	7.50	7/27/35	3,450	2,866,150
Teck Resources Ltd. (Canada), 144A(i)
Sr. Sec’d. Notes	Ba3	9.75	5/15/14	5,200	5,174,000
Sr. Sec’d. Notes	Ba3	10.25	5/15/16	1,850	1,873,125
Sr. Sec’d. Notes(f)	Ba3	10.75	5/15/19	2,850	2,931,938
US Steel Corp., Sr. Unsec’d. Notes	Ba3	7.00	2/1/18	150	124,755

					40,169,892

Non Captive Finance 1.3%
CIT Group, Inc., Sr. Unsec’d. Notes	Ba2	5.40	3/7/13	3,275	2,271,478
GMAC LLC, 144A	CCC(a)	6.625	5/15/12	1,700	1,470,500
GMAC LLC, 144A	CCC(a)	6.875	8/28/12	3,425	2,962,625
Lender Process Services, Gtd. Notes	Ba2	8.125	7/1/16	6,700	6,599,500

					13,304,103

Packaging 3.1%
Berry Plastics Corp.,
Sec’d. Notes(j)	Caa1	5.195	9/15/14	1,750	1,146,250
Sr. Sec’d. Notes(f)(j)	B1	5.881	2/15/15	1,000	856,250
Sr. Sec’d. Notes(f)	Caa1	8.875	9/15/14	4,650	3,696,750
BWAY Corp., Sr. Sub. Notes, 144A	B3	10.00	4/15/14	1,875	1,872,656
Crown Americas LLC, Gtd. Notes(f)	B1	7.625	11/15/13	4,325	4,216,875
Exopack Holding, Inc., Gtd. Notes	B3	11.25	2/1/14	4,800	3,846,000
Graham Packaging Co., Inc.
Gtd. Notes	Caa1	8.50	10/15/12	915	878,400
Gtd. Notes	Caa1	9.875	10/15/14	2,305	2,051,450
Greif, Inc., Sr. Unsec’d. Notes	Ba2	6.75	2/1/17	5,500	5,101,250
Owens Brockway Glass Container, Inc.,
Gtd. Notes,144A(f)	Ba3	7.375	5/15/16	3,225	3,120,188
Gtd. Notes(f)	Ba3	8.25	5/15/13	2,625	2,625,000
Gtd. Notes	Ba3	6.75	12/1/14	250	236,875
Silgan Holdings, Inc., Sr. Sub. Notes	B1	6.75	11/15/13	2,717	2,649,075

					32,297,019

Paper 2.6%
Cascades, Inc. (Canada), Gtd. Notes(i)	Ba3	7.25	2/15/13	755	651,188
Cellu Tissue Holdings, Inc., Sec’d. Notes, 144A	B2	11.50	6/1/14	3,510	3,431,025
Domtar Corp.,
Gtd. Notes	Ba3	5.375	12/1/13	1,500	1,237,500
Gtd. Notes	Ba3	7.125	8/15/15	1,300	1,079,000
Gtd. Notes	Ba3	7.875	10/15/11	3,565	3,493,700
Georgia-Pacific LLC., 144A(b)
Gtd. Notes (original cost $ 2,880,000; purchased 12/31/06-7/18/08)	Ba3	7.125	1/15/17	2,950	2,773,000
Gtd. Notes (original cost $4,230,820; purchased 4/20/09)(f)	Ba3	8.25	5/1/16	4,400	4,333,999
Graphic Package Int’l, Inc., Gtd. Notes(f)	B3	8.50	8/15/11	3,415	3,380,850

Jefferson Smurfit Corp., Sr. Unsec’d. Notes(e)(f)	NR	8.25	10/1/12	2,200	693,000
Norampac, Inc. (Canada), Gtd. Notes(i)	Ba3	6.75	6/1/13	875	732,813
Rock-Tenn Co.,
Gtd. Notes	Ba3	9.25	3/15/16	500	507,500
Sr. Sec’d. Notes	Ba3	8.20	8/15/11	482	493,448
Smurfit Capital Funding PLC (Ireland), Gtd. Notes(i)	Ba2	7.50	11/20/25	100	61,500
Stone Container Enterprises, Inc., Sr. Unsec’d. Notes(e)	D(a)	8.375	7/1/12	2,200	693,000
Verso Paper Holdings LLC and Verson Paper, Inc., Gtd. Notes	Caa1	11.375	8/1/16	8,385	3,437,850

					26,999,373

Pipelines & Others 2.3%
Amerigas Partners LP/Amerigas Eagle Finance Corp., Sr. Unsec’d. Notes	Ba3	7.125	5/20/16	840	778,050
El Paso Corp., Notes	Ba3	7.80	8/1/31	750	596,533
Sr. Unsec’d. Notes	Ba3	8.25	2/15/16	1,825	1,811,313
Markwest Energy Partners LP, Gtd. Notes(f)	B2	8.75	4/15/18	2,165	1,796,950
Pacific Energy Partners LP, Gtd. Notes	Baa3	7.125	6/15/14	1,900	1,901,195
Sonat, Inc., Sr. Unsec’d. Notes	Ba3	7.625	7/15/11	350	344,242
Southern Natural Gas Co., Sr. Unsec’d. Notes	Baa3	8.00	3/1/32	29	28,600
Targa Resources Partners LP, Sr. Unsec’d. Notes, 144A	B2	8.25	7/1/16	1,125	933,750
Targa Resources, Inc., Gtd. Notes	B3	8.50	11/1/13	7,080	5,062,200
Williams Cos., Inc.,
Sr. Unsec’d. Notes(f)	Baa3	8.125	3/15/12	4,535	4,637,763
Sr. Unsec’d. Notes, 144A	Baa3	8.75	1/15/20	1,725	1,776,750
Williams Partners LP,
Sr. Unsec’d. Notes	Ba2	7.25	2/1/17	2,851	2,565,900
Sr. Unsec’d. Notes	Ba2	7.50	6/15/11	1,800	1,764,000

					23,997,246

Real Estate Investment Trust
Forest City Enterprises, Inc., Sr. Unsec’d. Notes	B1	6.50	2/1/17	150	79,500

Retailers 0.9%
Neiman Marcus Group Inc., Gtd. Notes(f)	Caa3	10.375	10/15/15	3,332	1,765,960
Pantry, Inc., Gtd. Notes	Caa1	7.75	2/15/14	800	708,000
Rite Aid Corp., Sr. Unsec’d. Notes	Caa2	7.50	3/1/17	2,550	2,001,750
Susser Holdings, Gtd. Notes	B3	10.625	12/15/13	4,664	4,687,320

					9,163,030

Technology 9.1%
Affiliated Computer Services, Inc., Sr. Unsec’d. Notes	Ba2	4.70	6/1/10	15,375	14,952,187
Ampex Corp.	NR	12.00	9/30/09	54	21,399
Anixter International, Inc., Gtd. Notes	Ba2	10.00	3/15/14	5,350	5,296,500
Avago Technologies Finance Pte (Singapore), (i)
Gtd. Notes	B1	10.125	12/1/13	8,098	7,784,202
Gtd. Notes	B3	11.875	12/1/15	3,200	2,912,000
Computer Associates, Inc., Sr. Unsec’d. Notes	Ba1	6.125	12/1/14	2,700	2,578,500

First Data Corp.,
Bank Loan(k)	B1	3.059	9/24/14	2,000	1,377,000
Bank Loan(k)	B1	3.059	9/24/14	3,940	2,890,975
Bank Loan(k)	B1	3.059	9/24/14	4,925	3,610,641
Gtd. Notes(f)	Caa1	9.875	9/24/15	1,200	816,000
Flextronics International Ltd. (Singapore), (i)(k)
Bank Loan	Ba1	3.083	10/1/14	583	466,588
Bank Loan	Ba1	3.381	10/1/14	167	134,077
Freescale Semiconductor, Inc., Gtd. Notes, PIK	Caa2	9.125	12/15/14	9,375	2,578,125
Iron Mountain, Inc.,
Gtd. Notes	B2	8.00	6/15/20	3,500	3,237,500
Gtd. Notes(f)	B2	8.625	4/1/13	4,178	4,178,000
Nortel Networks Ltd. (Canada), (e)(i)
Gtd. Notes	NR	.00	7/15/11	3,000	900,000
Gtd. Notes	NR	10.125	7/15/13	2,500	775,000
Gtd. Notes(f)	NR	10.75	7/15/16	6,900	2,173,500
Gtd. Notes, 144A(f)	NR	10.75	7/15/16	2,890	910,350
Seagate Technology HDD Holdings, (Cayman Islands), (i)
Gtd. Notes	Ba3	6.375	10/1/11	3,650	3,412,750
Gtd. Notes	Ba3	6.80	10/1/16	1,700	1,279,250
Sr. Sec’d. Notes, 144A(f)	Ba1	10.00	5/1/14	4,125	4,166,250
Sensata Technologies, Inc., (Netherlands), (i)
Bank Loan(k)	B3	2.812	4/27/13	4,987	3,507,648
Gtd. Notes	Caa3	8.00	5/1/14	4,315	1,984,900
Serena Software, Inc., Gtd. Notes	Caa1	10.375	3/15/16	5,090	3,664,800
STATS ChipPAC Ltd. (Singapore), Gtd. Notes(i)	Ba1	6.75	11/15/11	3,170	2,948,100
Sungard Data Systems, Inc.,
Gtd. Notes	Caa1	9.125	8/15/13	1,000	962,500
Gtd. Notes	Caa1	10.25	8/15/15	5,120	4,646,400
Gtd. Notes, 144A(f)	Caa1	10.625	5/15/15	10,900	10,545,749

					94,710,891

Telecommunications 6.4%
Alltel Corp., Sr. Unsec’d. Notes(f)	Baa1	7.00	7/1/12	5,000	5,332,350
American Tower Corp., Sr. Unsec’d. Notes	Ba1	7.125	10/15/12	1,000	1,007,500
Centennial Cellular Corp., Ser. B, Gtd. Notes(f)	B2	10.125	6/15/13	6,685	6,885,549
Cincinnati Bell, Inc., Gtd. Notes(f)	B2	8.375	1/15/14	1,000	946,250
Citizens Communications Co.,
Sr. Unsec’d. Notes	Ba2	6.25	1/15/13	1,280	1,198,400
Sr. Unsec’d. Notes	Ba2	9.00	8/15/31	1,035	873,281
Crown Castle GS III Corp., Sr. Sec’d. Notes, 144A	Ba1	7.75	5/1/17	500	492,500
Fairpoint Communications, Inc., Sr. Unsec’d. Notes	Caa3	13.125	4/1/18	8,300	2,842,750
Frontier Communications Corp., Sr. Unsec’d. Notes(f)	Ba2	8.25	5/1/14	3,500	3,421,250
Hawaiian Telcom Communication, Inc., (e)(k)
Gtd. Notes	NR	.00	5/1/13	1,650	33,000
Gtd. Notes	NR	12.50	5/1/15	3,515	4,394
Level 3 Communications, Inc., Bank Loan(k)	B1	11.50	3/13/14	1,500	1,531,875
Level 3 Financing, Inc., Gtd. Notes(f)	Caa1	12.25	3/15/13	6,875	6,290,624
MetroPCS Wireless, Inc., Sr. Notes, 144A(f)	B3	9.25	11/1/14	1,000	1,000,000
Nextel Communications, Inc., Ser. D, Gtd. Notes	Ba2	7.375	8/1/15	425	336,813
Qwest Corp.,
Sr. Unsec’d. Notes	Ba1	7.20	11/10/26	1,000	750,000
Sr. Unsec’d. Notes(f)	Ba1	7.50	10/1/14	5,950	5,682,249
Sr. Unsec’d. Notes	Ba1	7.625	6/15/15	2,380	2,278,850
Sr. Unsec’d. Notes, 144A(f)	Ba1	8.375	5/1/16	1,725	1,694,813

Sr. Unsec’d. Notes(f)	Ba1	8.875	3/15/12	1,000	1,007,500
Sprint Capital Corp.,
Gtd. Notes(f)	Ba2	6.875	11/15/28	4,000	2,800,000
Gtd. Notes	Ba2	7.625	1/30/11	4,075	4,024,063
Gtd. Notes(f)	Ba2	8.375	3/15/12	2,050	2,019,250
Gtd. Notes	Ba2	8.75	3/15/32	575	454,250
Sprint Nextel Corp.,
Sr. Unsec’d. Notes(j)	Ba2	1.632	6/28/10	550	519,773
Sr. Unsec’d. Notes	Ba2	6.00	12/1/16	175	142,188
Time Warner Telecom Holdings, Inc., Gtd. Notes	B2	9.25	2/15/14	5,075	5,087,688
Windstream Corp.,
Gtd. Notes	Ba3	8.125	8/1/13	3,050	3,000,438
Gtd. Notes	Ba3	8.625	8/1/16	5,495	5,398,838

					67,056,436

Total corporate bonds					998,979,876

				Shares
COMMON STOCKS 0.1%
Adelphia Recovery Trust(c)(k)				2,000,000	2,000
Embarq Corp.				2,933	123,245
Mirant Corp.(c)				3,191	49,812
Neenah Enterprises, Inc.(c)(k)				3,902	1,639
Peachtree Cable Assoc. Ltd.(c)(k)				31,559	316
Sprint Nextel Corp.				28,675	147,676
Xerox Corp.				169,797	1,154,619
Zemex Minerals Group(c)(k)				171	10,294

Total common stocks					1,489,601

PREFERRED STOCKS
Building Materials & Construction
New Millenium Homes LLC, Ser. A (cost $0; purchased 5/27/98)(b)(c)(d)(k)				2,000	314,000

Cable
Escrow Pfd Adelphia(c)(k)				20,000	20
PTV, Inc., Ser. A, 10.00%(c)				9	2

					22

Total preferred stocks					314,022

			Expiration Date	Units
WARRANTS(c)
Cable
TVN Entertainment (cost $5,615,000; purchased 10/21/04)(b)(k)			1/1/49	46,241	26,819

Consumer
Icon Fitness Corp.(k)			2/28/49	4,375	44

Gaming
Aladdin Gaming(k)			3/1/10	30,000	30

Paper
Smurfit Kappa Funding PLC, (Ireland) 144A(k)	10/1/13	275	778

Technology
Viasystems Group, Inc.(k)	1/10/31	166,335	17

Telecommunications
GT Group Telecom, Inc. (Canada), 144A (cost $0; purchased 1/27/00)(b)(d)(i)(k)	2/1/10	8,610	9
Sirius XM Radio, Inc., 144A(k)	3/15/10	345	*

			9

Total warrants			27,697	(l)

Total long-term investments (cost $1,129,578,948)			1,002,852,200

		Shares

SHORT-TERM INVESTMENTS 15.4%
Dryden Core Investment Fund - Short-Term Core Bond Series(h)		43,577	336,417
Dryden Core Investment Fund - Taxable Money Market Series (includes $126,550,358 of cash collateral received for securities on loan)(g)(h)		160,549,163	160,549,163

Total short-term investments (cost $160,975,190)			160,885,580

Total Investments 111.5%
(cost $1,290,554,138)(m)(n)			1,163,737,780

Liabilities in excess of other assets(o) (11.5%)			(120,053,471)

Net Assets 100.0%			$1,043,684,309

†	The ratings reflected are as of May 31, 2009. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current prospectus contains a description of Moody’s and Standard & Poor’s ratings.

The following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

LLC—Limited Liability Company.

LP—Limited Partnership.

PIK— Payment-in-kind.

NR— Not Rated by Moody’s or Standard & Poor’s.

MTN—Medium Term Notes

*	Less than $0.50
(a)	Standard & Poor’s rating.
(b)	Indicates a restricted security; the aggregate original cost of such securities is $69,904,165. The aggregate value of $41,872,309 is approximately 4.0% of net assets.
(c)	Non-income producing security.
(d)	Consists of more than one class of securities traded together as a unit; generally bonds with attached stock or warrants.
(e)	Represents issuer in default on interest payments; non-income producing security.
(f)	All or portion of security is on loan. The aggregate market value of such securities is $123,702,281; cash collateral of $126,550,358 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(g)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(h)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Short-Term Core Bond Series and the Dryden Core Investment Fund—Taxable Money Market Series.
(i)	US$ denominated foreign securities.
(j)	Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate at May 31, 2009.
(k)	Indicates a security that has been deemed illiquid.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of May 31, 2009.
(m)	As of May 31, 2009, 11 securities representing $1,026,095 and 0.1% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.

(n)	The United States federal income tax basis of the Fund’s investment and the net unrealized depreciation as of May 31, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Unrealized Depreciation
$1,294,424,421	$34,275,602	$(164,962,243)	$(130,686,641)

(o)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on credit default swaps and foreign currency contracts as follows:

Credit default swap agreements outstanding at May 31, 2009:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation (Depreciation) (6)
Buy Protection(1):
				Ryland Group, Inc. (The)
Citibank, NA	6/20/2013	5,000	4.74%	5.375%, 1/15/15	$(540,386)
				Ryland Group, Inc. (The)
Merrill Lynch Capital Services, Inc.	12/20/2013	5,000	4.35%	5.375%, 1/15/15	(515,659)
				KB Home
Merrill Lynch Capital Services, Inc.	12/20/2013	5,000	4.60%	6.25%, 6/15/15	(566,727)
				JC Penney Corp., Inc.
JPMorgan Chase Bank	12/20/2013	3,000	3.90%	6.375%, 10/15/36	(279,384)
				Tenet Healthcare Corp.
JPMorgan Chase Bank	12/20/2013	5,000	6.50%	7.375%, 2/1/13	103,779
				Seagate Techology HHD Holdings
JPMorgan Chase Bank	12/20/2013	5,000	3.35%	6.80%, 10/1/16	557,440
				Allied Waste North America, Inc.
Deutsche Bank AG	12/20/2013	2,000	2.00%	7.375%, 4/15/14	(102,348)
				Alltel Corp.
Goldman Sachs International	6/20/2012	5,000	0.43%	7.875%, 7/1/32	(43,511)
				Cooper Tire & Rubber Co.
Barclays Bank, PLC	3/20/2014	2,500	5.00%	7.625%, 3/15/27	(436,132)
				Sprint Nextel Corp.
Goldman Sachs International	6/20/2019	2,500	5.00%	6.00%, 12/1/16	(374,503)
				Sprint Nextel Corp.
Barclays Bank, PLC	6/20/2019	2,500	5.00%	6.00%, 12/1/16	(350,695)

					$(2,548,126)

Counterparty	Termination Date	Notional Amount (000)#(3)	Fixed Rate	Reference Entity/Obligation	Implied Credit Spread at May 31, 2009 (4)	Fair Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation (Depreciation) (6)
Credit Default Swaps on Corporate Issues-Sell Protection(2):
Morgan Stanley Capital Services, Inc.	9/20/2010	2,500	4.20%	Lear Corp., 8.11%, 5/15/09	0.97%	$(1,454,324)	$—	$(1,454,324)
Morgan Stanley Capital Services	6/20/2009	5,000	1.90	Texas Competitive Electric Holdings Co., 0.00%, 10/10/14	0.13	(104,809)	—	(104,809)
Goldman Sachs International	3/20/2016	1,850	4.10	NRG Energy, Inc., 7.25%, 2/1/14	0.06	(116,822)	—	(116,822)
Barclays Bank, PLC	3/20/2010	5,000	5.00	HCA, Inc. 6.375%, 1/15/15	0.05	36,348	(90,056)	126,404
Barclays Bank, PLC	9/20/2009	10,000	5.00	HCA, Inc. 6.375%, 1/15/15	0.05	97,343	(2,486)	99,829
JPMorgan Chase Bank	3/20/2010	7,000	5.00	General Electric Capital Corp. 5.625, 9/15/17	0.04	137,731	(557,071)	694,802

						$(1,404,533)	$(649,613)	$(754,920)

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The fair value of credit default swap agreements on asset-backed securities serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of May 31, 2009.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$162,363,390	$—
Level 2 - Other Significant Observable Inputs	1,000,348,295	(3,303,046)
Level 3 - Significant Unobservable Inputs	1,026,095	—

Total	$1,163,737,780	$(3,303,046)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments (OFI)
Balance as of 8/31/08	$1,647,025	$31,549
Realized gain (loss)	728,443	*
Accrued discounts/premiums	21,269	—
Change in unrealized appreciation (depreciation)	(684,943)	—
Net purchases (sales)	(684,874)	—
Transfers in and/or out of Level 3	(825)	(31,549)

Balance as of 5/31/09	$1,026,095	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by a independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Swaps are valued by “marking-to-market” the unrealized gains and losses daily.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Short Term Bond Series, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Taxable Money Market Series (the “Portfolios”) of the Dryden Core Investment Fund. The Portfolios are mutual funds registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden High Yield Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date July 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date July 22, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date July 22, 2009

*	Print the name and title of each signing officer under his or her signature.